Convertible notes - Assumptions (Details) - Convertible notes	Dec. 31, 2024 USD ($) Y
Fair value of preferred shares
Convertible notes
Measurement input | $	1.635
Expected term (years)
Convertible notes
Measurement input | Y	0.54
Expected volatility
Convertible notes
Measurement input	1.0775
Risk-free interest rate
Convertible notes
Measurement input	0.0423
Credit spread
Convertible notes
Measurement input	0.2427
Weighted average discount rate
Convertible notes
Measurement input	0.1918